Organization and Reorganization - Additional Information (Detail) $ / shares in Units, ¥ in Thousands			1 Months Ended	12 Months Ended
	Jan. 01, 2020 shares	May 20, 2019	Apr. 30, 2021 USD ($) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Apr. 01, 2021 $ / shares
OrganizationConsolidationAndPresentationOfFinancialStatements [Line Items]
Dated of incorporation				Oct. 01, 2010	Oct. 01, 2010
Net loss				¥ 127,300	$ 19,969,000	¥ 82,184	¥ 132,957
Cash flows operating activities				(40,400)	$ (6,343,000)	39,996	(95,753)
Accumulated deficit				(2,366,500)		(2,239,281)		$ (371,360,000)
Share Price | $ / shares									$ 8.14
Stock issued, during the period | shares			3,685,504
Cash and cash equivalents				533,293		315,459		83,700,000
Working capital				211,000				$ 33,100,000
Proceeds from Issuance Initial Public Offering | $			$ 30,000,002
Warrant [Member]
OrganizationConsolidationAndPresentationOfFinancialStatements [Line Items]
Stock issued, during the period | shares			2,764,128
IPO [Member] | Common Class A [Member]
OrganizationConsolidationAndPresentationOfFinancialStatements [Line Items]
Stock issued, during the period | shares	82,000,000
Variable Interest Entity Not Primary Beneficiary [Member]
OrganizationConsolidationAndPresentationOfFinancialStatements [Line Items]
Obligations to settle of variable interest entity				51,000		51,000
Technical Development Fee				9,600		26,900	0
Variable Interest Entity Primary Beneficiary [Member]
OrganizationConsolidationAndPresentationOfFinancialStatements [Line Items]
Cash flows operating activities				(17,723)		17,425	(73,015)
Cash and cash equivalents				191,549		148,979
Proceeds from repayments of debt				(22,200)		148,800	38,900
Proceeds from bank debt				¥ 29,500		¥ 39,000	¥ 0
Lizhi BVI [Member]
OrganizationConsolidationAndPresentationOfFinancialStatements [Line Items]
Place of incorporation				British Virgin Islands.	British Virgin Islands.
Guangzhou Tiya [Member]
OrganizationConsolidationAndPresentationOfFinancialStatements [Line Items]
Service fee percentage of after tax profit		90.00%